Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001795351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 20, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2021
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Aug. 23, 2021